Document and Entity Information	12 Months Ended
Oct. 28, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Aug. 31, 2011
Registrant Name	FIRST AMERICAN FUNDS INC
Central Index Key	0000356134
Amendment Flag	false
Document Creation Date	Jul. 12, 2012
Document Effective Date	Jul. 12, 2012
Prospectus Date	Oct. 28, 2011